Securities Act File No. 333-214035

As filed with the Securities and Exchange Commission on January 5, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.                                  ☐

Post-Effective Amendment No. 2                             ☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:  1-888-233-4339

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.
(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-214035) filed with the Securities and Exchange Commission on November 8, 2016 (SEC Accession No 0001193125-16-762025).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. (‘PEA”) 133 to the Registration Statement on February 12, 2016.

(2)	Bylaws, filed previously with PEA 72 on April 29, 2008.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus).

(5)	See Exhibits 1 and 2

(6)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”), filed previously with PEA 134 on March 18, 2016.

(7)	Amended and Restated Distribution Agreement filed with PEA 72.

(i)	Amendment to Distribution Agreement filed with PEA No. 73 on August 25, 2008.

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010, filed previously with PEA 108 on February 26, 2010.

(9)	Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011.

(a)	Amendment to Custody Agreement dated December 11, 2012, filed previously with PEA 116 on February 13, 2013.

(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution under Rule 12b-1, filed previously with PEA 72.

(b)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, filed previously with PEA 73.

(c)	Multiple Class Plan, filed previously with PEA 80 on April 30, 2009.

(11)	Opinion of counsel as to the legality of the securities being registered, filed previously with the Registration Statement on Form N-14 on October 7, 2016.

(12)	Opinion of counsel as to tax matters, filed herein.

(13)	(a)	Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”), filed previously with PEA 80.

(b)	Amended and Restated Expense Limitation Agreement dated May 1, 2011, filed previously with PEA 95 on April 29, 2011

(c)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 116.

(14)	Consent of Independent Registered Certified Public Accounting firm, filed previously with the Registration Statement on Form N-14 on November 8, 2016.

(15)	Not applicable.

(16)	Power of Attorney, filed previously with the Registration Statement on Form N-14 on October 7, 2016.

(17)	Joint Code of Ethics for Transamerica Series Trust and Transamerica Asset Management, Inc., filed previously with PEA 106 on April 26, 2012.

Item 17

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 5th day of January, 2017.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	January 5, 2017
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	January 5, 2017
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	January 5, 2017
Leo J. Hill*

/s/ David W. Jennings	Trustee	January 5, 2017
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	January 5, 2017
Russell A. Kimball, Jr.*

/s/ Patricia L. Sawyer	Trustee	January 5, 2017
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	January 5, 2017
John W. Waechter*

/s/ Alan F. Warrick	Trustee	January 5, 2017
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President, Treasurer and Principal	January 5, 2017
Vincent J. Toner	Financial Officer

*By: /s/ Tané T. Tyler	Vice President, Associate General	January 5, 2017
Tané T. Tyler**	Counsel, Chief Legal Officer and Secretary

** Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters

5